Related Party Transactions - Schedule of Significant Related Party Transaction (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Loan from related pates
Loan from related pates							¥ 30,000,180
Repayment of loans to related parties
Repayment of loans to related parties						30,000,000
Capital injection from related parties
Capital injection from related parties			¥ 53,501,029			31,500,000
Mr. Zhan Jie [Member]
Loan from related pates
Loan from related pates			1,500,000				15,000,180
Repayment of loans to related parties
Repayment of loans to related parties						15,000,000
Capital injection from related parties
Capital injection from related parties			1,500,000			15,000,000
Mrs. Zhang Pingting [Member]
Loan from related pates
Loan from related pates			1,500,000				15,000,000
Repayment of loans to related parties
Repayment of loans to related parties						15,000,000
Capital injection from related parties
Capital injection from related parties			1,500,000			15,000,000
Mr. Wen Haoxiang [Member]
Capital injection from related parties
Capital injection from related parties			¥ 1,500,000			¥ 1,500,000